WARRANTS AND DERIVATIVE LIABILITY (Details 1) - Stock option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Number of Option Shares, Outstanding	8,480,000	8,480,000
Weighted Average Exercise Price, Outstanding	$ 0.165	$ 0.165
Weighted average remaining contractual life (Years), Outstanding	2 years 8 months 2 days	2 years 11 months 1 day
Number of Outstanding, Exercisable	8,480,000	8,480,000
Weighted Average Exercise Price, Exercisable	$ 0.165	$ 0.165
0.165 [Member]
Number of Option Shares, Outstanding	8,480,000	8,480,000
Weighted Average Exercise Price, Outstanding	$ 0.165	$ 0.165
Weighted average remaining contractual life (Years), Outstanding	2 years 8 months 2 days	2 years 11 months 1 day
Number of Outstanding, Exercisable	8,480,000	8,480,000
Weighted Average Exercise Price, Exercisable	$ 0.165	$ 0.165